Cash Flow Information - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 84,669,478	$ 84,473,126	$ 73,114,761
Cash flows from financing activities		402,500	1,533,408
Conversion of convertible note			(4,902,927)
Issuance of convertible promissory notes			15,000,000
Redemption for convertible notes	(15,000,000)
Issuance shares for services	18,000		576,717
Issuance on shares on acquisition of subsidiary			750,000
Interest on convertible promissory notes	732,037	845,481	84,418
Gain on derecognition of derivative liability			(1,292,424)
Gain on conversion of convertible notes liability			(987,318)
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)	(583,484)
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)
Gain on fair value change in derivative financial instruments	(679,315)	(1,051,629)	596,491
Ending balance	69,156,716	84,669,478	84,473,126
Convertible promissory notes [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	14,400,621	13,543,744	6,795,351
Cash flows from financing activities		11,396
Conversion of convertible note			(5,502,927)
Issuance of convertible promissory notes			13,459,326
Redemption for convertible notes	(15,000,000)
Issuance shares for services
Issuance on shares on acquisition of subsidiary
Interest on convertible promissory notes	732,037	845,481	84,418
Gain on derecognition of derivative liability			(1,292,424)
Gain on conversion of convertible notes liability
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)	(583,484)
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	706,666
Gain on fair value change in derivative financial instruments
Ending balance	255,840	14,400,621	13,543,744
Derivative embedded in convertible bonds issued [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	1,171,172	2,137,166	987,319
Cash flows from financing activities		338,604
Conversion of convertible note
Issuance of convertible promissory notes			1,540,674
Redemption for convertible notes
Issuance shares for services
Issuance on shares on acquisition of subsidiary
Interest on convertible promissory notes
Gain on derecognition of derivative liability
Gain on conversion of convertible notes liability			(987,318)
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	(706,666)
Gain on fair value change in derivative financial instruments	(448,154)	(1,304,598)	596,491
Ending balance	16,352	1,171,172	2,137,166
Warrant [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	252,969
Cash flows from financing activities
Redemption for convertible notes
Issuance shares for services
Interest on convertible promissory notes
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)
Gain on fair value change in derivative financial instruments	(231,161)	252,969
Ending balance	21,808	252,969
Issue of shares [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	68,844,716	68,792,216	65,332,091
Cash flows from financing activities		52,500	1,533,408
Conversion of convertible note			600,000
Issuance of convertible promissory notes
Redemption for convertible notes
Issuance shares for services	18,000		576,717
Issuance on shares on acquisition of subsidiary			750,000
Interest on convertible promissory notes
Gain on derecognition of derivative liability
Gain on conversion of convertible notes liability
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)
Gain on fair value change in derivative financial instruments
Ending balance	$ 68,862,716	$ 68,844,716	$ 68,792,216